Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock, Dividends, Per Share, Declared	$ 2.65	$ 2.5140	$ 1.1247
Common Shares, par value (USD per share)	$ 1.00	$ 1.00	$ 1
Voting Preferred Stock
Preference Shares authorized	5,000,000.0	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Serial Preferred Stock
Preference Shares authorized	20,000,000	20,000,000
Serial Preferred Stock | Series B Preferred Stock
Preferred Stock, Dividends Per Share, Declared	$ 53.750	$ 27.024	$ 0.000
Preferred Stock, No Par Value	$ 0	$ 0	$ 0
Preference Shares authorized	500,000.0	500,000.0
Preferred Stock, Shares Issued	500,000.0	500,000.0